Lease Liabilities (Details)	12 Months Ended
Jun. 30, 2022 AUD ($)
Disclosure Of Leases Text Block Abstract
Lease agreement year	3 years
Lease amounting	$ 299,129
Incremental borrowing rate	10.00%
Initial lease liability	$ 211,191
Financial position, description	During the financial year, A$23,589 (2021: A$38,108) interest on the lease was expensed as financing costs.